Note 11 - Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Tables
Property, Plant and Equipment [Table Text Block]
	March 31, 2024	December 31, 2023
	(Unaudited)	(Audited)
Building	$2,116	$2,116
Vehicles	585	595
Office furniture and fixtures	543	527
Land	184	184
Leasehold improvements	167	124
Computer equipment	117	117
Rental equipment	63	60
Appliques	2,160	2,160
Website development	611	587
Construction in progress	—	22
Property and equipment gross	6,546	6,492
Less: accumulated depreciation	(2,700)	(2,503)
Property and equipment, net	$3,846	$3,989

	December 31, 2023	December 31, 2022
Building	$2,116	$—
Vehicles	595	—
Office furniture and fixtures	527	128
Land	184	—
Leasehold improvements	124	48
Computer equipment	117	72
Rental equipment	60	38
Appliques	2,160	2,160
Website development	587	665
Construction in progress	22	—
Property and equipment gross	6,492	3,111
Less: accumulated depreciation	(2,503)	(1,865)
Property and equipment, net	$3,989	$1,246